UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number: 811-4788

                                  VLC TRUST
             (Exact name of registrant as specified in charter)

              ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                  (Address of principal executive offices)

                          MARGARET D. FARRELL, ESQ.
                                  SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                              1500 FLEET CENTER
                       PROVIDENCE, RHODE ISLAND 02903
                   (Name and address of agent for service)


Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 [SECTIONS] 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1

      The following is a copy of the registrant's quarterly schedule of portfolio holdings.

PORTFOLIO OF INVESTMENTS as of July 31, 2005 (unaudited)


                                                             Ratings
                                                             Moody's/                    % of
Principal                                                   Standard &                   Net
 Amount                                                     Poor's (a)     Value(b)     Assets
 ------                                                     ----------     --------     ------

MUNICIPAL SECURITIES
Rhode Island General Obligation and Revenue

$  500,000    Barrington School District 5.00%, 10/1/14       Aa-2/NR    $   536,635     1.86
   200,000    Burrillville General Obligation FGIC Insured
               5.70%, 5/1/11                                  Aaa/AAA        205,314     0.71
   250,000    Cranston General Obligation FSA Insured
               5.00%, 2/15/24                                 Aaa/AAA        265,505     0.92
   250,000    Cranston General Obligation FSA Insured
               5.00%, 2/15/22                                 Aaa/AAA        267,175     0.93
   225,000    Middletown General Obligation 4.00%, 7/15/12    Aa-3/NR        230,764     0.80
    75,000    North Kingstown General Obligation 6.70%,
               12/15/05                                       Aa-3/NR         76,091     0.26
    80,000    North Kingstown General Obligation 6.80%,
               12/15/06                                       Aa-3/NR         84,214     0.29
   200,000    North Kingstown General Obligation FGIC
               Insured 5.70% 10/1/18                          Aaa/NR         220,666     0.76
   500,000    North Providence General Obligation FSA
               Insured 4.00%, 10/15/17                        Aaa/AAA        504,155     1.75
   500,000    Providence General Obligations FSA Insured
               5.00%, 7/15/14                                 Aaa/AAA        550,330     1.91
   200,000    Providence Public Bldg. Auth. FSA Insured
               5.10%, 12/15/08                                Aaa/AAA        209,526     0.73
   150,000    Providence Public Bldg. Auth. MBIA Insured
               5.50%, 12/15/13                                Aaa/AAA        157,900     0.55
   500,000    Providence Public Bldg. Auth. AMBAC Insured
               5.125%, 12/15/14                               Aaa/AAA        540,575     1.87
   685,000    Providence Public Bldg. Auth. FSA Insured
               5.00%, 12/15/18                                Aaa/AAA        717,757     2.49
   250,000    Providence Public Bldg. Auth. AMBAC Insured
               5.25%, 12/15/15                                Aaa/AAA        271,440     0.94
   500,000    Providence Redevelopment Auth. AMBAC Insured
               5.30%, 4/1/12                                  Aaa/NR         546,465     1.89
   200,000    Providence Redevelopment Radian Insured
               4.25%, 9/1/13                                  NR/AA          205,224     0.71
    16,000    Warwick General Obligation MBIA Insured
               6.60%, 11/15/06                                Aaa/AAA         16,084     0.06
   250,000    Warwick General Obligation FSA Insured
               4.00%, 7/15/11                                 Aaa/AAA        258,287     0.89
   250,000    Warwick General Obligation FSA Insured
               4.125%, 7/15/13                                Aaa/AAA        258,315     0.89
   145,000    Rhode Island Clean Water Pre-refunded U.S. T
               MBIA Insured 6.50%, 10/1/06                    Aaa/AAA        145,839     0.51
   100,000    Rhode Island Clean Water MBIA Insured
               5.30%, 10/1/07                                 Aaa/AAA        104,967     0.36
   100,000    Rhode Island Clean Water AMBAC Insured
               4.75%, 10/1/18                                 Aaa/AAA        103,698     0.36




   225,000    Rhode Island Clean Water MBIA Insured
               5.00%, 10/1/18                                 Aaa/AAA        238,291     0.83
   500,000    Rhode Island Clean Water MBIA Insured
               5.00%, 10/1/19                                 Aaa/AAA        540,800     1.87
   500,000    Rhode Island Clean Water MBIA Insured
               4.40%, 10/1/25                                 Aaa/AAA        503,235     1.74
   650,000    Rhode Island Depositors Economic Protection
               Corp. MBIA Insured Escrowed to Maturity
               6.55%, 8/1/10                                  Aaa/AAA        724,512     2.51
   215,000    Rhode Island Depositors Economic Protection
               Corp. CAPMAC Guaranteed Escrowed to Maturity
               6.375%, 8/1/22                                 Aaa/AAA        275,983     0.96
   250,000    Rhode Island Depositors Economic Protection
               Corp. Escrowed to Maturity 5.75%, 8/1/21       Aaa./NR        293,850     1.02
   500,000    Rhode Island Economic Department of
               Transportation AMBAC Insured 3.75%, 6/15/13    Aaa/AAA        506,110     1.75
   500,000    Rhode Island Economic Development Corp.
               Airport Revenue FSA Insured 5.25%, 7/1/12      Aaa/AAA        533,395     1.85
   395,000    Rhode Island Economic Development Corp.
               Airport Revenue FSA Insured 5.25%, 7/1/13      Aaa/AAA        420,928     1.46
   545,000    Rhode Island Economic Development Corp.
               Airport Revenue FSA Insured 5.25%, 7/1/14      Aaa/AAA        579,989     2.01
   450,000    Rhode Island Economic Development Corp.
               Airport Revenue FSA Insured 5.00%, 7/1/18      Aaa/AAA        473,220     1.64
 1,100,000    Rhode Island Economic Development Corp.
               Providence Place Radian Insured
               6.125%, 7/1/20                                 NR/AA        1,233,540     4.27
   100,000    RI COPS MBIA Insured 5.375%, 10/1/16            Aaa/AAA        105,500     0.37
   250,000    RI COPS Kent County Courthouse MBIA Insured
               5.00%, 10/1/22                                 Aaa/AAA        267,222     0.93
   300,000    Rhode Island Lease Participation Certificate
               Shepard Bldg. AMBAC Insured 5.125%, 6/1/12     Aaa/AAA        313,482     1.09
   500,000    Rhode Island Refunding Bond Authority AMBAC
               Insured 5.25%, 2/1/10                          Aaa/AAA        535,235     1.85
   500,000    Rhode Island General Obligation MBIA Insured
               5.00%, 9/1/18                                  Aaa/AAA        534,845     1.85
   300,000    Rhode Island General Obligation FGIC Insured
               5.125%, 7/15/14                                Aaa/AAA        317,727     1.10
   480,000    Rhode Island General Obligation FGIC Insured
               5.00%, 8/1/14                                  Aaa/AAA        513,806     1.78
   500,000    Rhode Island General Obligation MBIA Insured
               5.75%, 8/1/15                                  Aaa/AAA        519,630     1.80
 1,000,000    Rhode Island General Obligation FGIC Insured
               5.50%, 9/1/16                                  Aaa/AAA      1,098,050     3.80
   400,000    Rhode Island Cons. Cap. Dev. FGIC Insured
               5.40%, 9/1/14                                  Aaa/AAA        437,700     1.52
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured
               5.00%, 9/1/16                                  Aaa/AAA        266,870     0.92
   250,000    Rhode Island Cons. Cap. Dev. FGIC Insured
               5.00%, 9/1/15                                  Aaa/AAA        266,870     0.92
 1,000,000    Tobacco Settlement Funding Corp.
               6.25%, 6/1/42                                  Baa3/BBB     1,073,210     3.72
                                                                         -----------
              Total Rhode Island General Obligation
               and Revenue                                               $19,050,926
                                                                         -----------




Rhode Island Health & Education Building Corportation
$  100,000    University of Rhode Island AMBAC Insured
               5.20%, 9/15/15                                 Aaa/AAA    $   107,227     0.37
   300,000    University of Rhode Island AMBAC Insured
               5.20%, 9/15/16                                 Aaa/AAA        321,246     1.11
   100,000    Bryant College AMBAC Insured 4.60%, 6/1/12      Aaa/AAA        106,687     0.37
   100,000    Brown University 4.75%, 9/1/12                  Aa-1/AA+       103,985     0.36
   780,000    Brown University 5.25%, 9/1/16                  Aa-1/AA+       843,921     2.92
   400,000    Brown University 5.00%, 9/1/19                  Aa-1/AA+       416,208     1.44
   500,000    Brown University 5.00%, 9/1/23                  Aa-1/AA+       518,930     1.80
   250,000    Salve Regina College Radian Insured
               5.25%, 3/15/18                                 NR/AA          267,663     0.93
   750,000    Johnson & Wales College MBIA Insured
               5.00%, 4/1/29                                  Aaa/AAA        782,978     2.71
   500,000    Johnson & Wales College XL Capital
               5.25%, 4/1/14                                  Aaa/AAA        551,965     1.91
   250,000    Rhode Island School of Design MBIA Insured
               4.40%, 6/1/15                                  Aaa/AAA        260,753     0.90
   585,000    Rhode Island School of Design MBIA Insured
               4.60%, 6/1/17                                  Aaa/AAA        613,174     2.12
   500,000    St. Antoine Residence LOC-Allied Irish Bank
               6.125%, 11/15/18                               Aa-3/NR        532,010     1.84
   300,000    Lifespan MBIA Insured 5.75%, 5/15/23            Aaa/AAA        317,946     1.10
   100,000    United Methodist Elder Care LOC-Fleet Bank
               7.50%, 11/1/14                                 NR/AA          102,235     0.35
   500,000    Times 2 Academy LOC-Citizens Bank 5.00%,
               12/15/24                                       Aa2/NR         511,995     1.77
                                                                         -----------
              Total Rhode Island Health & Education
               Building Corporation                                      $ 6,358,923
                                                                         -----------

Rhode Island Housing & Mortgage Finance Corporation
$  180,000    5.65%, 10/1/07                                  NR/A       $   180,720     0.63
   250,000    4.00%, 4/1/13                                   Aa-2/AA+       249,500     0.86
   400,000    5.00%, 10/1/16                                  Aa-2/AA+       406,276     1.41
    10,000    6.50%, 10/1/22                                  Aa-2/AA+        10,014     0.03
   950,000    430%, 10/1/17                                   Aa-2/AA+       957,115     3.31
     5,000    6.50%, 4/1/27                                   Aa-2/AA+         5,007     0.02
                                                                         -----------
              Total Rhode Island Housing & Mortgage
               Finance Corporation                                       $ 1,808,632
                                                                         -----------

Puerto Rico Bonds
$  350,000    Puerto Rico Commonwealth 5.00%, 7/1/29          Baa2/A-    $   363,759     1.26
   250,000    Puerto Rico Electric Power Authority MBIA
               Insured 5.00%, 7/1/10                          Aaa/AAA        266,403     0.92
   500,000    Puerto Rico Electric Power Authority MBIA
               Insured 5.125%, 7/1/29                         Aaa/AAA        526,710     1.82
   500,000    Puerto Rico Municipal Finance Auth. FSA
               Insured 5.50%, 7/1/17                          Aaa/AAA        528,965     1.83
                                                                         -----------
              TOTAL PUERTO RICO BONDS                                    $ 1,685,837
                                                                         -----------

              TOTAL INVESTMENTS                                          $28,904,318
                                                                         -----------

PORTFOLIO OF INVESTMENTS as of July 31, 2005 (unaudited) (continued)

(a) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

(b)   Abbreviations used:

         AMBAC - American Municipal Bond Assurance Corp.
         CGIC - Capital Guaranty Insurance Co.
         FGIC - Financial Guaranty Insurance Co.
         FSA - Financial Security Assurance Inc.
         MBIA - Municipal Bond Investors Assurance Corp.
         LOC - Letter of Credit
         CAPMAC - Capital Markets Assurance Corp.
         Radian - Radian Insurance Co.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

      (a) EX-99.1 - Certification of President (principal executive officer) pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

      (b) EX-99.2 - Certification of Treasurer (principal financial officer) pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust
                                       ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: September 16, 2005               By: /s/ Alfred B. Van Liew
                                           --------------------------
                                           Alfred B. Van Liew
                                           President


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: September 16, 2005               By: /s/ Alfred B. Van Liew
                                           --------------------------
                                           Alfred B. Van Liew
                                           President


Date: September 16, 2005               By: /s/ Kevin M. Oates
                                           --------------------------
                                           Kevin M. Oates
                                           Vice President & Treasurer